Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

8. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $46,194 and $56,634 as of March 31, 2023 and December 31, 2022, respectively, and is included in operating lease liabilities in the condensed consolidated balance sheets. Total cash paid pursuant to this lease was $90,544 and $90,248 during the three months ended March 31, 2023 and 2022, respectively. The weighted average remaining lease term is 12 months at March 31, 2023.

The Company also leases certain office equipment under an operating lease beginning in August 2022 and expiring in 2025. The right-of-use asset and lease liability amounts were determined using a 7.75% discount rate. Cash paid pursuant to this lease during the three months ended March 31, 2023 was $2,085 and the weighted average remaining lese term is 28 months.

The weighted average discount rate for all leases was approximately 8% at March 31, 2023.

	Three Months Ended March 31,
	2023	2022
Fixed lease expense	$102,969	$69,191
Variable lease expense	$8,935	$44,508
Total operating lease expense	$111,904	$113,699

6. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $56,634 and $96,375 as of December 31, 2022, and December 31, 2021, respectively, and is included in operating lease liabilities in the consolidated balance sheets. Total cash paid pursuant to this lease was $359,615 and $360,780 during the years ended December 31, 2022 and 2021, respectively. The weighted average remaining lease term is 16 months at December 31, 2022.

The Company also leases certain office equipment under an operating lease beginning in August 2022 and expiring in 2025. The right-of-use asset and lease liability amounts were determined using a 7.75% discount rate. Cash paid pursuant to this lease during the year ended December 31, 2022 was $3,475 and the weighted average remaining lese term is 31 months.

The weighted average discount rate for all leases is approximately 8% at December 31, 2022.

Total operating lease expense, which is accounted for in cost of revenue, was as follows:

	Years ended December 31,
	2022	2021
Fixed lease expense	$275,763	$275,485
Variable lease expense	$178,032	$180,818
Total operating lease expense	$453,795	$456,303

Future minimum lease payments as of December 31, 2022 were as follows:

Years Ending December 31,	Operating Leases
2023	$409,347
2024	142,847
2025	4,865
Total minimum payments	$557,059